Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income
Profit after tax		£ 2,469	£ 1,015	[1]
Other comprehensive income/(loss) that may be recycled to profit or loss:
Currency translation reserves	[2],[3]	177	338
Fair value through other comprehensive income reserve	[2],[3]	380	(189)
Cash flow hedging reserve	[2],[3]	528	(509)
Other	[3]	0	11
Other comprehensive income/(loss) that may be recycled to profit or loss	[3]	1,085	(349)
Other comprehensive (loss)/income not recycled to profit or loss:
Retirement benefit remeasurements	[2],[3]	(140)	(54)
Fair value through other comprehensive income reserve	[2],[3]	125	(267)
Own credit	[2],[3]	44	(73)
Other comprehensive income/(loss) not recycled to profit or loss	[3]	29	(394)
Other comprehensive income/(loss) for the period		1,114	(743)
Total comprehensive income for the period		3,583	272
Attributable to:
Equity holders of the parent		3,549	163
Non-controlling interests		34	109
Total comprehensive income for the period		£ 3,583	£ 272

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for H118 by £ 93 m. This change does not impact earnings per share o r return on average tangible shareholders’ equity. Further detail can be found in Note 1, Basis of preparation on pages 55 to 56

[2]	For notes to the Financial Statements see pages 55 to 83
[3]	Reported net of tax